Loans and Borrowings	6 Months Ended
Jun. 30, 2025
Loans and Borrowings [Abstract]
LOANS AND BORROWINGS

Note 10 — LOANS AND BORROWINGS

Long-term and short-term loans and borrowings are as follows:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Total loans and borrowings	835,800	689,099	541,787
Less: loans and borrowings – current	256,729	216,550	170,257
Loans and borrowings – non-current	579,071	472,549	371,530

Bank borrowings comprised of the following:

					As of	As of June 30,
Loans and borrowings	Principal amount	Maturity Date	Interest Rate	Repayment Method	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$				S$	S$	$
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II	275,000	July 31, 2025	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	56,322	7,775	6,113
ANEXT Bank Loan	300,000	January 26, 2028	Fixed at 8.80%	Monthly Repayment	200,223	171,316	134,693
Standard Chartered Bank Business Installment Loan	300,000	August 31, 2028	0.72% below prevailing Business Instalment Loan Board Rate	Monthly Repayment	230,670	203,007	159,609
OCBC Business Term Loan	300,000	August 31, 2028	4.25% below prevailing Business Term Rate	Monthly Repayment	233,111	205,419	161,506
DBS SME Working Capital Loan II	150,000	August 9, 2028	Fixed at 7.75%	Monthly Repayment	115,474	101,582	79,866
Total loans and borrowings					835,800	689,099	541,787

For the year ended December 31, 2024 and the six months ended June 30, 2025, the effective interest rate of the Company’s loans and borrowings ranges from 2.75% to 8.80%, and 4.88% to 8.80%,respectively.

Interest expenses arising from the Company’s loans and borrowings for the year ended December 31, 2024 and the six months ended June 30, 2025 amounted to S$80,176 and S$48,483 ($38,119), respectively.

All loans and borrowings are secured over the joint and several personal guarantees from Ms. Siew Yian Lee and Mr. Heng Kong Chuan, the director and shareholders of the Company.

The maturity dates for the Company’s outstanding loans and borrowings as of June 30, 2025 are as follows:

For the year ending June 30,	S$	$
2026	264,520	207,972
2027	256,713	201,834
2028	225,720	177,467
2029	31,836	25,030
Total loans and borrowings	778,789	612,303
Less: Imputed interest	(89,690)	(70,516)
Present value of loans and borrowings	689,099	541,787